UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—4.1%
Ally Auto Receivables Trust, 0.74%, 4/15/16	$578,355	$578,822
Ally Auto Receivables Trust, 1.35%, 12/15/15	233,014	233,109
Ally Auto Receivables Trust, 1.61%, 5/16/16	341,772	342,659
Ally Auto Receivables Trust, 1.75%, 3/15/16	248,160	248,513
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	400,551	406,566
Cabela’s Master Credit Card Trust, 0.75%, 6/17/19+(a)	1,000,000	1,005,525
CLI Funding LLC, 2.83%, 3/18/28(a)	850,000	840,062
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	966,250	1,020,513
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	473,494	471,600
Ford Credit Auto Owner Trust, 0.51%, 4/15/17	1,173,155	1,173,747
Global SC Finance II SRL, 2.98%, 4/17/28(a)	987,083	980,060
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	817,054
Honda Auto Receivables Owner Trust, 0.74%, 10/15/18	985,000	986,250
Honda Auto Receivables Owner Trust, 0.88%, 9/21/15	73,002	73,040
Honda Auto Receivables Owner Trust, 1.55%, 8/18/17	1,502,798	1,503,644
Hyundai Auto Receivables Trust, 1.30%, 2/15/18	942,972	948,679
Hyundai Auto Receivables Trust, 1.65%, 2/15/17	411,787	412,781
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	763,993
Solarcity LMC Series I LLC, 4.80%, 11/20/38(a)	860,621	895,182

Toyota Auto Receivables Owner Trust, 0.67%, 12/15/17	1,900,000	1,897,722
Trip Rail Master Funding LLC, 2.65%, 7/15/41+(a)	622,852	644,892

TOTAL ASSET BACKED SECURITIES		16,244,413

COMMERCIAL MORTGAGE BACKED SECURITIES—4.8%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	873,643	885,664
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	905,590	911,724
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	1,911,687	2,030,383
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,100,786
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	977,125

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—4.8%, continued
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	$1,000,000	$1,021,942
CSMC, 5.38%, 2/15/40(a)	750,894	788,573
CSMC, 5.47%, 9/16/39+(a)	810,662	849,561
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	674,745	696,774
FHLMC Multifamily Structured Pass Through Certificates, 5.09%, 3/25/19	1,140,000	1,280,274
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	929,754	952,467
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	1,860,107	1,979,055
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	263,135
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,032,733
Morgan Stanley Capital I, Inc., 5.98%, 8/12/41+	1,000,000	1,066,218
OBP Depositor LLC Trust, 4.65%, 7/15/45(a)	1,040,000	1,146,147
RBSCF Trust, 6.14%, 2/16/51+(a)	1,049,027	1,130,058
RBSCF Trust, 6.24%, 12/16/49+(a)	914,129	970,815

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		19,083,434

FOREIGN BONDS—2.2%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,079,048
Export Development Canada, 0.88%, 1/30/17	1,500,000	1,499,787
Hashemite Kingdom of Jordan, 2.50%, 10/30/20	5,000,000	5,036,825

TOTAL FOREIGN BONDS		8,615,660

MUNICIPAL BONDS—3.1%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	305,000	305,979

Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	687,732
City of Lancaster PA (CIFG), 5.59%, 11/15/34	1,000,000	1,024,500
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,084,870
Findlay City School District, 6.25%, 12/01/37	270,000	274,439
Florida Housing Finance Corp. Multifamily Housing Rev. Garden Vista Apartments, 0.55%, 3/01/16(a)	1,000,000	999,720

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2014 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—3.1%, continued
Florida Housing Finance Corp. Multifamily Housing Rev. Ridge Club Apartments, 0.40%, 12/01/15	$1,000,000	$1,000,330
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	520,530
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,131,210
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,650,315
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	810,000	820,708
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	455,000	463,581
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	315,000	327,600
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	990,000	1,101,217
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	887,240

TOTAL MUNICIPAL BONDS		12,279,971

CORPORATE BONDS—36.5%
AUTO COMPONENTS—0.6%
BorgWarner, Inc., 5.75%, 11/01/16	$1,000,000	$1,084,835
Delphi Corp., 5.00%, 2/15/23	492,000	526,932
Delphi Corp., 6.13%, 5/15/21	150,000	164,625
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	506,250

		2,282,642

BANKS—1.7%
Bank of America Corp., 1.35%, 11/21/16	1,000,000	1,001,353
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,390,373
Citigroup, Inc., 4.45%, 1/10/17	500,000	532,736
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,128,105
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	543,619
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	755,974
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	686,705
Wells Fargo & Co., 3.50%, 3/08/22	887,000	906,655

		6,945,520

BEVERAGES—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,119,000

BUILDING PRODUCTS—0.1%
Masco Corp., 6.13%, 10/03/16	500,000	533,500

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
CAPITAL MARKETS—1.6%
Goldman Sachs Group, Inc., 6.00%, 6/15/20	$1,200,000	$1,378,596
Jefferies Group LLC, 8.50%, 7/15/19	700,000	864,927
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,688,513
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,246,303
State Street Corp., 7.35%, 6/15/26	1,000,000	1,309,642

		6,487,981

CHEMICALS—0.5%
Methanex Corp., 6.00%, 8/15/15	1,000,000	1,043,863
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	1,013,640

		2,057,503

COMMERCIAL SERVICES & SUPPLIES—0.1%
Steelcase, Inc., 6.38%, 2/15/21	500,000	578,656

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,137,491

CONSUMER FINANCE—0.6%
Ally Financial, Inc., 3.25%, 9/29/17	250,000	246,875
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	530,174
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,034,400
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	513,844

		2,325,293

CONTAINERS & PACKAGING—0.1%
Sonoco Products Co., 5.75%, 11/01/40	500,000	575,598

DIVERSIFIED CONSUMER SERVICES—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	666,251

DIVERSIFIED FINANCIAL SERVICES—0.9%
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,234,886
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,125,765
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,027,107

		3,387,758

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Frontier Communications Corp., 7.13%, 3/15/19	750,000	810,000
Verizon Communications, Inc., 2.55%, 6/17/19	485,000	486,535

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%, continued
Verizon Communications, Inc., 6.00%, 4/01/41	$500,000	$582,420
Verizon Communications, Inc., 6.55%, 9/15/43	500,000	624,696

		2,503,651

EDUCATION—0.3%
Massachusetts Institute of Technology, 3.96%, 7/01/38	1,000,000	1,014,318

ELECTRIC UTILITIES—2.2%
Florida Power & Light Co., 4.05%, 10/01/44	500,000	493,627
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	538,538
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,984,686
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	500,000	505,285
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	879,242
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	552,515
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,276,399
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,031,497
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,339,109

		8,600,898

ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	582,568

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	169,115
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	512,872

		681,987

FOOD & STAPLES RETAILING—0.9%
Koninklijke Ahold NV, 7.82%, 1/02/20	617,341	691,422
Smith’s Food & Drug Centers, Inc. Pass Through Trust, 9.20%, 7/02/18	1,051,053	1,200,882
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,418,262

		3,310,566

FOOD PRODUCTS—0.8%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,035,719
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,680,010
ConAgra Foods, Inc., 4.95%, 8/15/20	500,000	547,817

		3,263,546

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
GAS UTILITIES—0.3%
Indiana Gas Co., Inc., 6.55%, 6/30/28	$250,000	$288,252
Laclede Group, Inc., 2.55%, 8/15/19	285,000	282,463
National Fuel Gas Co., 6.50%, 4/15/18	500,000	572,105

		1,142,820

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	586,222
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	483,750
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	545,514

		1,615,486

HEALTH CARE PROVIDERS & SERVICES—0.7%
Howard Hughes Medical Institute, 3.50%, 9/01/23	1,500,000	1,545,457
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	515,751
McKesson Corp., 6.00%, 3/01/41	474,000	559,083

		2,620,291

HOME BUILDERS—0.2%
DR Horton, Inc., 3.63%, 2/15/18	750,000	742,500

HOTELS, RESTAURANTS & LEISURE—0.4%
Brinker International, Inc., 2.60%, 5/15/18	500,000	499,733
Darden Restaurants, Inc., 3.35%, 11/01/22	145,000	134,200
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	973,011

		1,606,944

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	515,321

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.2%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	713,525	698,992
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	387,283	379,439

Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	796,636	836,305
LS Power Funding Corp., 8.08%, 12/30/16	760,740	826,927
Midland Cogeneration Venture LP, 5.25%, 3/15/25(a)	246,773	248,054
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	605,058	648,721
NRG Yield Operating LLC, 5.38%, 8/15/24(a)	500,000	502,500
Salton Sea Funding Corp., 7.48%, 11/30/18	627,835	652,838
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	535,298
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	716,163	751,006

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.1%, continued
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	$421,884	$463,173
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	888,034
TransAlta Corp., 4.75%, 1/15/15	500,000	505,623
TransAlta Corp., 6.65%, 5/15/18	500,000	567,245
Utility Contract Funding LLC, 7.94%, 10/01/16(a)	345,763	371,556

		8,875,711

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	500,000	510,697

INSURANCE—2.2%
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	787,459
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	812,710
Kemper Corp., 6.00%, 11/30/15	800,000	842,167
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	1,050,000	1,130,421
Markel Corp., 3.63%, 3/30/23	400,000	397,606
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	250,000	248,751
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	250,000	259,177
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,023,199
Progressive Corp., 6.70%, 6/15/37+	500,000	547,813
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	530,000
RLI Corp., 4.88%, 9/15/23	1,000,000	1,037,970
W.R. Berkley Corp., 4.63%, 3/15/22	250,000	267,322
W.R. Berkley Corp., 6.15%, 8/15/19	710,000	799,362

		8,683,957

IT SERVICES—0.3%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	500,000	519,589
Xerox Corp., 2.75%, 3/15/19	500,000	503,802

		1,023,391

MACHINERY—0.8%
Harsco Corp., 5.75%, 5/15/18	750,000	804,375
Kennametal, Inc., 2.65%, 11/01/19	955,000	956,252
Pall Corp., 5.00%, 6/15/20	500,000	543,378
Snap-On, Inc., 4.25%, 1/15/18	500,000	530,400
Valmont Industries, Inc., 6.63%, 4/20/20	334,000	393,490

		3,227,895

MEDIA—0.8%
Comcast Corp., 4.75%, 3/01/44	500,000	527,489
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,133,433
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,166,170

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
MEDIA—0.8%, continued
Time Warner Cable, Inc., 4.50%, 9/15/42	$500,000	$493,396

		3,320,488

METALS & MINING—0.4%
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	961,112
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	724,767

		1,685,879

MULTILINE RETAIL—0.4%
Dollar General Corp., 4.13%, 7/15/17	700,000	731,074
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	630,000	738,142

		1,469,216

MULTI-UTILITIES—0.7%
Consumers Energy Co., 6.70%, 9/15/19	750,000	900,439
Puget Energy, Inc., 5.63%, 7/15/22	750,000	860,596
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,160,667

		2,921,702

OIL, GAS & CONSUMABLE FUELS—2.4%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,334,883
Continental Resources, Inc., 4.50%, 4/15/23	200,000	207,172
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	555,000
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	556,037
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,024,779
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	288,400	258,948
Kern River Funding Corp., 6.68%, 7/31/16(a)	513,235	547,178
Merey Sweeny LP, 8.85%, 12/18/19(a)	552,402	618,098
Newfield Exploration Co., 7.13%, 5/15/18	500,000	513,312
Northern Natural Gas Co., 4.10%, 9/15/42(a)	1,000,000	968,040
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	539,189

Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	379,000	400,019
Spectra Energy Capital LLC, 6.75%, 7/15/18	800,000	909,038
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,025,858

		9,457,551

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	786,715
PH Glatfelter Co., 5.38%, 10/15/20	750,000	770,625

		1,557,340

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
PHARMACEUTICALS—0.1%
AbbVie, Inc., 2.00%, 11/06/18	$500,000	$492,286

PROFESSIONAL SERVICES—0.9%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	255,612
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	1,020,257
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,111,628
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,081,027

		3,468,524

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.2%
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,278,061
Federal Realty Investment Trust, 5.65%, 6/01/16	625,000	672,927
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	779,884
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	254,944
Regency Centers LP, 3.75%, 6/15/24	1,000,000	997,696
Vornado Realty LP, 2.50%, 6/30/19	1,000,000	997,229

		4,980,741

ROAD & RAIL—2.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,186,327
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	794,125	901,117
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,057,462
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,025,382
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	500,000	479,106
Norfolk Southern Corp., 4.84%, 10/01/41	1,000,000	1,072,905

Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,051,396
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,017,692

		7,791,387

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	577,458
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,159,043
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	481,677
Xilinx, Inc., 2.13%, 3/15/19	500,000	496,906

		2,715,084

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	511,262

SPECIALTY RETAIL—0.6%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	422,444
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	507,500
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	1,022,191

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.5%, continued
SPECIALTY RETAIL—0.6%, continued
Staples, Inc., 2.75%, 1/12/18	$580,000	$587,310

		2,539,445

SUPRANATIONAL—5.4%
African Development Bank, 0.75%, 10/18/16	1,000,000	999,880
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	500,574
Inter-American Development Bank, 1.50%, 9/25/18	2,500,000	2,493,227
Inter-American Development Bank, 2.13%, 11/09/20	3,000,000	2,996,217
Inter-American Development Bank, 4.38%, 1/24/44	3,000,000	3,385,317
International Bank for Reconstruction & Development, 0.17%, 7/22/15+	500,000	499,758
International Bank for Reconstruction & Development, 0.38%, 8/24/15	1,000,000	1,001,443
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,245,210
International Finance Corp., 0.63%, 11/15/16	2,000,000	1,993,514
International Finance Facility for Immunisation, 0.42%, 7/05/16+(a)	2,000,000	2,000,350
Nordic Investment Bank, 2.25%, 9/30/21	1,000,000	994,343
North American Development Bank, 2.30%, 10/10/18	1,000,000	1,009,113

		21,118,946

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS— 0.2%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	521,697
Seagate HDD Cayman, 3.75%, 11/15/18(a)	450,000	459,000

		980,697

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Hanesbrands, Inc., 6.38%, 12/15/20	745,000	783,740
Levi Strauss & Co., 6.88%, 5/01/22	750,000	783,750

		1,567,490

TOTAL CORPORATE BONDS		145,197,778

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,339,834
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	1,227,500	1,228,757

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%, continued
COMMUNITY DEVELOPMENT—1.0%, continued
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	$1,307,500	$1,313,827

TOTAL CORPORATE NOTES		3,882,418

U.S. GOVERNMENT AGENCIES—44.5%
FEDERAL FARM CREDIT BANK —0.5%
4.88%, 12/16/15	2,000,000	2,109,838

FEDERAL HOME LOAN BANK — 4.0%
3.38%, 6/12/20	1,000,000	1,066,533
5.00%, 11/17/17	5,500,000	6,128,287
5.50%, 7/15/36	6,570,000	8,515,929

		15,710,749

FEDERAL HOME LOAN MORTGAGE CORP. —18.9%
1.25%, 10/02/19	2,710,000	2,632,394
1.38%, 5/01/20	4,000,000	3,856,024
2.36%, 5/01/34+	215,030	228,953
2.36%, 5/01/34+	112,670	120,269
2.38%, 1/13/22	5,960,000	5,925,539
2.50%, 10/01/27	1,560,987	1,576,866
3.00%, 11/01/32	1,731,994	1,765,551
3.00%, 11/01/32	2,595,813	2,646,107
3.00%, 5/01/43	2,799,813	2,768,182
3.50%, 10/01/41	1,422,982	1,454,172
3.50%, 2/01/42	2,067,367	2,112,681
3.50%, 6/01/42	2,288,263	2,338,419
3.50%, 6/01/42	2,267,932	2,317,642
3.50%, 8/01/42	2,495,026	2,549,714
3.75%, 3/27/19	3,020,000	3,270,171
4.00%, 11/01/24	1,148,358	1,220,979
4.00%, 10/01/25	484,304	516,964
4.00%, 10/01/41	1,380,176	1,455,042
4.00%, 2/01/42	810,767	854,746
4.50%, 6/01/18	163,808	172,761
4.50%, 10/01/35	578,453	626,397
4.50%, 6/01/39	893,161	963,821
4.50%, 7/01/39	1,018,184	1,098,636
4.50%, 11/01/39	995,271	1,073,912
4.50%, 9/01/40	1,376,681	1,486,362
4.50%, 5/01/41	2,658,498	2,870,075
4.50%, 7/01/41	2,801,906	3,023,298
4.88%, 6/13/18	6,200,000	6,965,254
5.00%, 4/01/19	124,702	132,871
5.00%, 12/01/21	241,825	259,515
5.00%, 7/01/35	244,545	269,905
5.00%, 3/01/38	939,559	1,036,245
5.00%, 6/01/39	1,420,232	1,565,149
5.00%, 9/01/41	1,393,669	1,541,269
5.50%, 7/18/16	3,500,000	3,800,618
5.50%, 4/01/22	144,077	157,241
5.50%, 11/01/33	99,945	111,901

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.5%, continued
FEDERAL HOME LOAN MORTGAGE CORP. —18.9%, continued
5.50%, 3/01/36	$134,908	$150,399
5.50%, 6/01/36	224,426	250,411
5.50%, 12/01/36	202,796	225,771
6.00%, 9/01/17	101,636	106,926
6.00%, 4/01/27	330,831	372,814
6.00%, 6/01/36	209,730	240,155
6.00%, 8/01/37	116,385	131,056
6.25%, 7/15/32	4,500,000	6,267,096
7.00%, 2/01/30	149,960	167,819
7.00%, 3/01/31	99,364	109,366
7.50%, 7/01/30	257,325	302,446

		75,089,904

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.7%
1.13%, 4/27/17	2,000,000	2,010,046
1.63%, 10/26/15	3,600,000	3,654,180
1.82%, 2/01/34+	170,696	171,360
2.14%, 6/01/33+	77,535	78,115
2.26%, 5/01/37+	263,672	284,241
2.26%, 1/01/23	2,000,000	1,930,699
2.33%, 5/01/34+	159,128	170,448
2.50%, 9/01/27	1,958,703	1,981,570
2.50%, 11/01/27	2,777,728	2,810,160
2.50%, 1/01/28	1,845,527	1,867,076
2.63%, 9/06/24	1,250,000	1,229,592
3.00%, 12/01/32	2,602,467	2,652,270
3.00%, 6/01/42	2,774,418	2,742,694
3.00%, 8/01/42	2,483,501	2,454,912
3.00%, 8/01/42	2,502,712	2,473,707
3.50%, 7/01/20	615,380	647,790
3.50%, 10/01/25	468,165	493,178
3.50%, 2/01/41	1,666,850	1,706,171
3.50%, 5/01/42	1,999,749	2,047,887
3.50%, 12/01/42	2,989,330	3,065,679
4.00%, 3/01/26	1,541,301	1,645,440
4.00%, 12/01/40	1,777,765	1,876,036
4.00%, 1/01/41	1,286,615	1,357,737
4.00%, 10/01/41	1,180,085	1,245,318
4.00%, 11/01/41	1,090,557	1,150,841
4.00%, 12/01/41	2,807,138	2,962,311
4.00%, 12/01/41	1,485,287	1,567,390
4.00%, 1/01/42	2,865,237	3,031,515
4.38%, 10/15/15	4,700,000	4,903,895
4.50%, 9/01/40	894,946	967,877
4.50%, 10/01/40	890,897	963,590
5.00%, 4/15/15	5,500,000	5,644,650
5.00%, 2/13/17	1,800,000	1,974,557
5.00%, 7/01/18	121,853	128,785
5.00%, 9/01/18	145,742	153,913
5.00%, 4/01/25	262,901	289,966
5.00%, 7/01/25	205,770	226,954
5.00%, 10/01/25	262,301	289,304
5.00%, 10/01/35	361,638	399,567
5.50%, 6/01/22	219,893	242,015
5.50%, 11/01/25	81	90

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.5%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.7%, continued
5.50%, 2/01/34	$144,632	$162,287
5.50%, 1/01/35	267,911	299,895
5.50%, 10/01/35	398,421	446,182
5.50%, 6/01/36	101,226	112,898
5.50%, 11/01/36	188,845	210,126
5.63%, 7/15/37	6,000,000	8,003,790
6.00%, 10/01/33	97,697	111,197
6.00%, 11/01/34	319,944	364,083
6.00%, 10/01/35	190,521	216,767
6.00%, 6/01/36	122,824	139,071
6.63%, 11/15/30	1,750,000	2,486,661
7.00%, 7/01/15	500	501
7.00%, 11/01/19	21,584	23,306
7.00%, 11/01/19	14,890	15,931
8.50%, 9/01/26	65,376	73,610

		78,159,831

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.5%
1.63%, 1/20/34+	96,759	100,315
2.25%, 4/16/42	1,490,095	1,523,497
5.50%, 10/20/38	74,605	79,751
6.50%, 11/20/38	32,650	35,638
6.75%, 4/15/16	7,921	8,067
7.00%, 12/20/30	38,438	45,743
7.00%, 10/20/31	28,217	33,711
7.00%, 3/20/32	94,617	113,143

		1,939,865

OVERSEAS PRIVATE INVESTMENT CORP. —0.8%
3.28%, 9/15/29	1,100,000	1,112,017
3.54%, 6/15/30	926,473	961,897
3.82%, 6/01/33	1,000,000	1,045,720

		3,119,634

SMALL BUSINESS ADMINISTRATION —0.1%
0.60%, 2/25/32+	430,263	429,073

TOTAL U.S. GOVERNMENT AGENCIES		176,558,894

INVESTMENT COMPANY—1.0%
MUTUAL FUND—1.0%
Pax World High Yield Bond Fund, Individual Investor Class	530,984	3,950,519

TOTAL INVESTMENTS (Cost* $374,384,021)— 97.2%		$385,813,087
Other assets in excess of liabilities — 2.8%		11,144,556

NET ASSETS—100%		$396,957,643

+	Variable rate security. Rates presented are the rates in effect at September 30, 2014.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2014, these securities were valued at $37,077,803 or 9.3% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

		Maturity	Principal		Acquisition
Security	Yield	Date	Amount	Cost	Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$1,340,000	$1,340,000	12/13/2012
	1.50	12/15/2014	802,500	802,500	12/30/2009
	1.50	12/15/2014	250,000	250,000	8/5/2010
	1.50	12/15/2014	175,000	175,000	9/12/2011
	1.50	12/15/2016	1,307,500	1,307,500	12/13/2013

At September 30, 2014, these securities had an aggregate market value of $3,882,418, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

CIFG	—	CDC IXIS Financial Guaranty
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%
AUSTRALIA—6.2%
BANKS—2.2%
Australia & New Zealand Banking Group Ltd.	6,107	$165,329
Australia & New Zealand Banking Group Ltd.- ADR	36,061	975,991
Commonwealth Bank of Australia	3,955	260,714
Commonwealth Bank of Australia- ADR	613	40,286
National Australia Bank Ltd.	4,644	132,309
National Australia Bank Ltd.- ADR	57,186	810,612
Westpac Banking Corp.	4,051	113,996
Westpac Banking Corp.- ADR	43,855	1,232,764

		3,732,001

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	193,455
CSL Ltd.- ADR	6,332	205,790

		399,245

CAPITAL MARKETS—0.2%
Macquarie Group Ltd.	2,250	113,452
Macquarie Group Ltd.- ADR	2,747	138,641

		252,093

CHEMICALS—0.2%
Orica Ltd.	19,480	322,353

CONTAINERS & PACKAGING—0.2%
Amcor Ltd.	15,893	157,658
Amcor Ltd.- ADR	3,500	139,125

		296,783

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	8,647	40,126
Telstra Corp. Ltd.- ADR	10,910	253,766

		293,892

FOOD & STAPLES RETAILING—0.2%
Wesfarmers Ltd.	10,583	390,652

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	567,334

METALS & MINING—1.8%
Alumina Ltd.- ADR (a)	41,858	245,916
BHP Billiton Ltd.- ADR	32,747	1,928,143
BHP Billiton plc	30,582	850,263
Newcrest Mining Ltd.- ADR (a)	9,928	89,700

		3,114,022

OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd.	43,674	572,435
Woodside Petroleum Ltd.	6,596	234,470
Woodside Petroleum Ltd.- ADR	5,235	185,371

		992,276

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Scentre Group REIT (a)	25,459	73,113
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	20,433	133,281

		206,396

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
AUSTRALIA—6.2%, continued
TRANSPORTATION INFRASTRUCTURE—0.0%**
Sydney Airport	463	$1,731

		10,568,778

AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG	757	17,340
Erste Group Bank AG- ADR	12,078	137,689

		155,029

BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Colruyt SA	2,958	130,334
Delhaize Group SA	1,156	80,422
Delhaize Group SA- ADR	22,300	385,567

		596,323

BRAZIL—1.9%
BANKS—0.2%
Banco Bradesco SA- ADR	29,175	415,744

CHEMICALS—0.1%
Braskem SA- ADR	7,600	100,092

ELECTRIC UTILITIES—0.1%
Cia Energetica de Minas Gerais- ADR	18,991	118,314

FOOD PRODUCTS—0.2%
BRF SA- ADR	16,910	402,289

METALS & MINING—0.6%
Cia Siderurgica Nacional SA- ADR	57,569	204,370
Gerdau SA- ADR	33,594	161,251
Vale SA- ADR	51,251	564,273

		929,894

OIL, GAS & CONSUMABLE FUELS—0.6%
Petroleo Brasileiro SA- ADR	47,557	674,834
Ultrapar Participacoes SA- ADR	19,577	413,466

		1,088,300

WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estadode Sao Paulo- ADR	26,970	218,727

		3,273,360

CANADA—8.8%
AUTO COMPONENTS—0.3%
Magna International, Inc.	5,715	542,411

BANKS—2.6%
Bank of Montreal	9,619	708,151
Bank of Nova Scotia	14,763	913,092

Canadian Imperial Bank of Commerce	7,242	650,694
Royal Bank of Canada	16,505	1,179,282
Toronto-Dominion Bank	21,586	1,066,132

		4,517,351

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
CANADA—8.8%, continued
CHEMICALS—0.7%
Agrium, Inc.	3,522	$313,458
Methanex Corp.	7,953	531,261
Potash Corp of Saskatchewan, Inc.	10,495	362,707

		1,207,426

HOTELS, RESTAURANTS & LEISURE—0.4%
Tim Hortons, Inc.	8,185	645,060

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%**
TransAlta Corp.	9,461	99,340

INSURANCE—0.4%
Manulife Financial Corp.	17,556	337,953
Sun Life Financial, Inc.	9,109	330,383

		668,336

MEDIA—0.2%
Shaw Communications, Inc., Class B	12,864	314,782

METALS & MINING—0.5%
Barrick Gold Corp.	18,692	274,025
Goldcorp, Inc.	9,153	210,793
Teck Resources Ltd., Class B	16,007	302,372

		787,190

OIL, GAS & CONSUMABLE FUELS—2.3%
Advantage Oil & Gas Ltd. (a)	18,950	96,456
Canadian Natural Resources Ltd.	25,837	1,003,509
Cenovus Energy, Inc.	15,381	413,441
Enbridge, Inc.	18,096	866,436
Encana Corp.	26,077	553,093
Suncor Energy, Inc.	18,365	663,895
Talisman Energy, Inc.	35,278	305,155

		3,901,985

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	519,603

ROAD & RAIL—1.1%
Canadian National Railway Co.	12,210	866,422
Canadian Pacific Railway Ltd.	5,165	1,071,582

		1,938,004

		15,141,488

CHILE—0.3%

AIRLINES—0.1%
Latam Airlines Group SA- ADR (a)	21,752	247,320

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	6,720	128,755

CHEMICALS—0.1%
Sociedad Quimica y Minera de Chile SA- ADR	8,470	221,406

		597,481

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
CHINA—2.9%
AIRLINES—0.1%
China Southern Airlines Co. Ltd.- ADR	5,546	$90,511

BANKS—0.4%
China Construction Bank Corp.- ADR	46,149	646,548

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	7,041	231,226

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	375,645

INSURANCE—0.7%
China Life Insurance Co. Ltd.- ADR	22,204	925,907
Ping An Insurance Group Co. of China Ltd.- ADR	15,855	239,410

		1,165,317

INTERNET SOFTWARE & SERVICES—1.0%
Tencent Holdings Ltd.- ADR	119,811	1,775,599

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	172,949

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Lenovo Group Ltd.- ADR	15,132	450,177

		4,907,972

COLOMBIA—0.5%
BANKS—0.3%
BanColombia SA- ADR	7,754	439,807

OIL, GAS & CONSUMABLE FUELS—0.2%
Ecopetrol SA- ADR	12,148	379,868

		819,675

DENMARK—0.9%
BANKS—0.1%
Danske Bank A/S	3,457	93,969
Danske Bank A/S- ADR	6,614	89,289

		183,258

PHARMACEUTICALS—0.8%
Novo Nordisk A/S- ADR	28,510	1,357,646

		1,540,904

FINLAND—0.5%
MACHINERY—0.1%
Kone OYJ, Class B	6,179	248,336

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	266,702

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
FINLAND—0.5%, continued
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS— 0.2%
Nokia OYJ- ADR	46,570	$393,982

		909,020

FRANCE—6.4%
AUTO COMPONENTS—0.5%
Cie Generale des Etablissements Michelin- ADR	25,215	473,285
Cie Generale des Etablissements Michelin, Class B	1,074	101,305
Valeo SA- ADR	4,352	241,536

		816,126

AUTOMOBILES—0.2%
Renault SA	4,060	294,090

BANKS—0.8%
BNP Paribas SA- ADR	26,450	870,734
Credit Agricole SA	5,199	78,438
Credit Agricole SA- ADR	14,211	105,943
Societe Generale SA- ADR	36,300	370,442

		1,425,557

BUILDING PRODUCTS—0.3%
Cie de Saint-Gobain	11,742	537,392

CONSTRUCTION & ENGINEERING—0.3%
Bouygues SA	956	30,990
Vinci SA- ADR	30,694	443,835

		474,825

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	30,968
Lafarge SA- ADR	6,876	123,768

		154,736

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	20,175	297,380
Vivendi SA (a)	9,270	223,866

		521,246

ELECTRICAL EQUIPMENT—0.5%
Legrand SA	17,254	897,749

ENERGY EQUIPMENT & SERVICES—0.3%
CGG SA (a)	670	6,107
CGG SA- ADR (a)	7,732	70,516
Technip SA- ADR	21,292	446,493

		523,116

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	47,052
Carrefour SA- ADR	49,035	304,752

		351,804

FOOD PRODUCTS—0.6%
Danone SA- ADR	75,965	1,017,931

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA	4,503	494,473
Essilor International SA- ADR	952	52,074

		546,547

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
FRANCE—6.4%, continued
INSURANCE—0.4%
AXA SA- ADR	30,126	$741,702

MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	447,470

MULTI-UTILITIES—0.5%
GDF Suez	2,524	63,313
GDF Suez- ADR	17,681	443,351
Veolia Environnement SA	11,656	205,815
Veolia Environnement SA- ADR	8,771	153,931

		866,410

PERSONAL PRODUCTS—0.5%
L’Oreal SA	382	60,648
L’Oreal SA- ADR	25,935	821,491

		882,139

SOFTWARE—0.3%
Dassault Systemes- ADR	6,224	400,203

		10,899,043

GERMANY—6.1%
AIR FREIGHT & LOGISTICS—0.5%
Deutsche Post AG	10,161	325,851
Deutsche Post AG- ADR	14,832	474,995

		800,846

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR	10,201	161,278

AUTOMOBILES—0.6%
Bayerische Motoren Werke AG- ADR	27,692	1,002,450

CAPITAL MARKETS—0.3%
Deutsche Bank AG	13,660	476,187

CHEMICALS—0.7%
BASF SE- ADR	13,580	1,243,521

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	2,890	194,666
Deutsche Boerse AG- ADR	15,060	100,676

		295,342

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Deutsche Telekom AG- ADR	29,062	439,417

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care AG & Co. KGaA- ADR	17,810	618,007
Fresenius SE & Co. KGaA	5,130	253,962

		871,969

INSURANCE—1.0%
Allianz SE- ADR	66,240	1,067,789

Muenchener Rueckversicherungs AG- ADR	18,890	373,266
Muenchener Rueckversicherungs Gesellschaft AG	1,682	332,583

		1,773,638

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
GERMANY—6.1%, continued
MULTI-UTILITIES—0.2%
RWE AG	2,125	$82,814
RWE AG- ADR	5,585	216,922

		299,736

PHARMACEUTICALS—0.8%
Bayer AG- ADR	9,398	1,316,754

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	124,723

SOFTWARE—0.5%
SAP SE- ADR	12,252	884,104

TEXTILES, APPAREL & LUXURY GOODS—0.3%
adidas AG	1,323	99,008
adidas AG- ADR	9,964	372,654
Puma SE	285	66,054

		537,716

TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	3,519	172,942

		10,400,623

GREECE—0.1%
BANKS—0.1%
National Bank of Greece SA- ADR (a)	63,730	191,827

HONG KONG—3.0%
BANKS—0.3%
BOC Hong Kong Holdings Ltd.	98,000	312,369
BOC Hong Kong Holdings Ltd.- ADR	1,754	111,291

		423,660

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	364,989

ELECTRIC UTILITIES—0.1%
Cheung Kong Infrastructure Holdings Ltd.	32,000	224,602

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	44,760
Jardine Matheson Holdings Ltd.- ADR	3,618	215,054

		259,814

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Hang Lung Properties Ltd.	23,000	65,462
Hang Lung Properties Ltd.- ADR	4,159	58,767
Henderson Land Development Co. Ltd.	15,680	101,574
Sun Hung Kai Properties Ltd.	11,000	155,972
Sun Hung Kai Properties Ltd.- ADR	22,014	311,498
Swire Pacific Ltd., Class A	6,500	83,710
Swire Pacific Ltd., Class A- ADR	32,051	412,496
Swire Properties Ltd.	150	467
Wharf Holdings Ltd.	150,000	1,066,344

		2,256,290

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
HONG KONG—3.0%, continued
SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	$3,233
Esprit Holdings Ltd.- ADR	4,499	11,607

		14,840

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Global Brands Group Holding Ltd. (a)	122,000	26,867
Li & Fung Ltd.	122,000	138,578
Li & Fung Ltd.- ADR	12,287	27,216

		192,661

WIRELESS TELECOMMUNICATION SERVICES—0.8%
China Mobile Ltd.- ADR	24,155	1,419,106

		5,155,962

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR (a)	11,582	83,761

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	19,504

		103,265

INDIA—1.9%
BANKS—0.7%
HDFC Bank Ltd.- ADR	16,597	773,088
ICICI Bank Ltd.- ADR	7,885	387,154

		1,160,242

IT SERVICES—0.6%
Infosys Ltd.- ADR	7,688	465,047
Wipro Ltd.- ADR	39,159	476,174

		941,221

METALS & MINING—0.3%
Sesa Sterlite Ltd.- ADR	29,355	506,667

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR	10,846	569,957

		3,178,087

INDONESIA—1.0%
BANKS—0.2%
PT Bank Mandiri- ADR	49,403	407,575

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Telekomunikasi Indonesia Persero Tbk PT- ADR	23,025	1,107,502

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	110,975

		1,626,052

IRELAND—1.2%
CONSTRUCTION MATERIALS—0.3%
CRH plc- ADR	18,968	432,660

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
IRELAND—1.2%, continued
PHARMACEUTICALS—0.5%
Shire plc- ADR	3,634	$941,388

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	50,877
Experian plc- ADR	37,268	588,089

		638,966

		2,013,014

ISRAEL—0.5%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical Industries Ltd.- ADR	11,470	616,513

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	2,576	178,362

		794,875

ITALY—1.8%
BANKS—0.4%
Intesa Sanpaolo SpA	59,272	180,122
Intesa Sanpaolo SpA- ADR	5,976	107,956
UniCredit SpA	48,046	379,885

		667,963

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	50,648

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	337,857

OIL, GAS & CONSUMABLE FUELS—0.7%
ENI SpA- ADR	25,247	1,192,921

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	9,316	485,177

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	342,314

		3,076,880

JAPAN—14.5%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	153,763
Bridgestone Corp.- ADR	16,204	266,718
Denso Corp.	5,900	271,935
Denso Corp.- ADR	6,048	139,709

		832,125

AUTOMOBILES—2.0%
Honda Motor Co. Ltd.- ADR	24,950	855,286
Nissan Motor Co. Ltd.- ADR	26,653	516,135
Toyota Motor Corp.- ADR	17,148	2,015,405

		3,386,826

BANKS—1.6%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,058,080
Mizuho Financial Group, Inc.- ADR	132,028	471,340
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,112,330

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.5%, continued
BANKS—1.6%, continued
Sumitomo Mitsui Trust Holdings, Inc.	2,980	$12,403
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	163,319

		2,817,472

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	16,264
Asahi Glass Co. Ltd.- ADR	21,219	113,522

		129,786

CAPITAL MARKETS—0.5%
Daiwa Securities Group, Inc.	16,000	126,760
Daiwa Securities Group, Inc.- ADR	49,678	392,953
Nomura Holdings, Inc.- ADR	53,590	316,717

		836,430

CHEMICALS—0.4%
Nitto Denko Corp.	500	27,422
Nitto Denko Corp.- ADR	11,626	319,134
Shin-Etsu Chemical Co. Ltd.	2,000	130,713
Sumitomo Chemical Co. Ltd.	38,000	135,473

		612,742

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	501,254
Dai Nippon Printing Co. Ltd.- ADR	37	369

		501,623

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	9,000	245,689
Obayashi Corp.	55,000	376,613

		622,302

DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	2,300	31,729
ORIX Corp.- ADR	5,614	387,366

		419,095

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Nippon Telegraph & Telephone Corp.- ADR	15,032	467,645

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co., Inc. (a)	12,600	144,640
Tohoku Electric Power Co., Inc.	9,200	104,520

		249,160

ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	30,872	522,354

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%

FUJIFILM Holdings Corp.- ADR	11,626	357,372
Hitachi Ltd.- ADR	4,047	309,595
Hoya Corp.	9,500	319,106
Hoya Corp.- ADR	1,734	58,210
Kyocera Corp.	2,800	130,484
Kyocera Corp.- ADR	3,162	147,634
Murata Manufacturing Co. Ltd.	500	56,850
TDK Corp.	200	11,160
TDK Corp.- ADR	826	46,347

		1,436,758

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.5%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	11,800	$282,856

HOUSEHOLD DURABLES—0.7%
Panasonic Corp.	10,700	127,268
Panasonic Corp.- ADR	21,410	256,492
Sekisui House Ltd.	8,000	94,242
Sekisui House Ltd.- ADR	30,149	354,854
Sharp Corp. (a)	10,000	28,448
Sharp Corp.- ADR	17,095	47,866
Sony Corp.- ADR	18,382	331,611

		1,240,781

INSURANCE—0.4%
MS&AD Insurance Group Holdings, Inc.- ADR	34,266	372,300
Tokio Marine Holdings, Inc.	2,000	62,047
Tokio Marine Holdings, Inc.- ADR	7,354	228,195

		662,542

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc.	18,400	211,891

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	12,309
Fujitsu Ltd.- ADR	1,240	38,159

		50,468

MACHINERY—1.3%
FANUC Corp.	400	72,250
FANUC Corp.- ADR	22,452	678,724
Kubota Corp.- ADR	7,847	617,559
Makita Corp.	600	33,919
Makita Corp.- ADR	4,936	279,871
SMC Corp.	1,900	524,048

		2,206,371

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	38,678

METALS & MINING—0.3%
Nippon Steel Corp.	54,000	140,127
Sumitomo Metal Mining Co. Ltd.	23,000	323,793

		463,920

PERSONAL PRODUCTS—0.4%
Kao Corp.- ADR	9,785	381,615
Shiseido Co. Ltd.	2,100	34,648
Shiseido Co. Ltd.- ADR	15,035	247,100

		663,363

PHARMACEUTICALS—0.6%
Astellas Pharma, Inc.	13,000	193,563
Astellas Pharma, Inc.- ADR	22,165	329,250
Daiichi Sankyo Co. Ltd.	4,600	72,182
Daiichi Sankyo Co. Ltd.- ADR	1,901	29,892
Takeda Pharmaceutical Co. Ltd.	2,700	117,380
Takeda Pharmaceutical Co. Ltd.- ADR	17,304	376,189

		1,118,456

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd.- ADR	15,470	277,532
Mitsubishi Estate Co. Ltd.	7,000	157,552

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.5%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%, continued
Mitsubishi Estate Co. Ltd.- ADR	8,499	$191,142
Mitsui Fudosan Co. Ltd.	11,000	336,946
Sumitomo Realty & Development Co. Ltd.	6,000	213,494

		1,176,666

ROAD & RAIL—0.6%
Central Japan Railway Co.	500	67,540
East Japan Railway Co.	3,590	269,066
East Japan Railway Co.- ADR	29,226	364,682
Keikyu Corp.	37,000	309,022

		1,010,310

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	44,039
Rohm Co. Ltd.- ADR	2,660	83,458

		127,497

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	11,880	161,390

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS— 0.4%
Canon, Inc.- ADR	15,149	493,706
Seiko Epson Corp.	600	28,831
Seiko Epson Corp.- ADR	5,156	124,311

		646,848

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Wacoal Holdings Corp.- ADR	5,242	255,207

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,637	516,277

WIRELESS TELECOMMUNICATION SERVICES—0.7%
KDDI Corp.- ADR	18,700	280,126
NTT DoCoMo, Inc.- ADR	24,167	404,556
Softbank Corp.	6,500	455,696
Softbank Corp.- ADR	2,656	92,854

		1,233,232

		24,901,071

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	4,454	301,046

MEXICO—1.4%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	3,164	318,678

CONSTRUCTION & ENGINEERING—0.1%

Empresas ICA SAB de CV- ADR (a)	18,068	125,030

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR (a)	29,132	379,881

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	279,356

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
MEXICO—1.4%, continued
MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	$375,424

METALS & MINING—0.1%
Fresnillo plc	14,613	180,043

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	304,357

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	15,389	387,803

		2,350,572

NETHERLANDS—2.8%
CHEMICALS—0.1%
Akzo Nobel NV- ADR	10,773	244,224

DIVERSIFIED FINANCIAL SERVICES—0.3%
ING Groep NV- ADR (a)	29,422	417,498

FOOD & STAPLES RETAILING—0.2%
Koninklijke Ahold NV- ADR	23,941	387,125

FOOD PRODUCTS—0.7%
Unilever NV—NY Registry Shares	28,732	1,140,086

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips NV—NY Registry Shares	30,708	973,751

INSURANCE—0.1%
Aegon NV—NY Registry Shares	23,208	190,770

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	382,172

MEDIA—0.1%
Wolters Kluwer NV	954	25,449
Wolters Kluwer NV- ADR	7,337	195,164

		220,613

OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	2,532	136,636

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV—NY Registry Shares	4,549	449,532

SOFTWARE—0.1%
Gemalto NV	2,161	198,376

		4,740,783

NORWAY—1.0%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	365,825

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
NORWAY—1.0%, continued
METALS & MINING—0.1%
Norsk Hydro ASA	28,584	$159,899
Norsk Hydro ASA- ADR	13,201	73,727

		233,626

OIL, GAS & CONSUMABLE FUELS—0.7%
Statoil ASA- ADR	41,034	1,114,484

		1,713,935

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%**
Portugal Telecom SGPS SA- ADR	26,158	54,670

ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	20,520	89,546
EDP - Energias de Portugal SA- ADR	1,231	53,487

		143,033

		197,703

RUSSIA—0.4%
MEDIA—0.1%
CTC Media, Inc.	28,039	186,460

WIRELESS TELECOMMUNICATION SERVICES—0.3%
Mobile Telesystems OJSC- ADR	37,298	557,232

		743,692

SINGAPORE—2.2%
BANKS—1.4%
DBS Group Holdings Ltd.	10,656	153,863
DBS Group Holdings Ltd.- ADR	18,371	1,061,844
United Overseas Bank Ltd.	24,187	424,699
United Overseas Bank Ltd.- ADR	22,014	774,673

		2,415,079

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Singapore Telecommunications Ltd.	71,000	211,492
Singapore Telecommunications Ltd.- ADR	6,886	205,753

		417,245

INDUSTRIAL CONGLOMERATES—0.5%
Keppel Corp. Ltd.	11,721	96,473
Keppel Corp. Ltd.- ADR	49,775	813,821

		910,294

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT REIT	737	688

		3,743,306

SOUTH AFRICA—0.6%
BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	135,007

METALS & MINING—0.0%**
Impala Platinum Holdings Ltd.- ADR (a)	15,171	115,451

TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd.	45,286	371,271

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SOUTH AFRICA—0.6%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	22,849	$486,227

		1,107,956

SOUTH KOREA—2.9%
BANKS—1.6%
KB Financial Group, Inc.- ADR	33,114	1,199,389
Shinhan Financial Group Co. Ltd.- ADR	25,553	1,161,640
Woori Finance Holdings Co. Ltd.- ADR (a)	9,632	357,347

		2,718,376

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.- ADR	38,311	621,021

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
LG Display Co. Ltd.- ADR (a)	42,203	664,697

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SK Telecom Co. Ltd.- ADR	34,055	1,033,229

		5,037,323

SPAIN—2.5%
BANKS—1.2%
Banco Bilbao Vizcaya Argentaria SA- ADR	68,750	825,000
Banco Santander SA- ADR	121,310	1,152,445

		1,977,445

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	32,722	502,937

ELECTRIC UTILITIES—0.3%
Iberdrola SA- ADR	15,225	436,501

METALS & MINING—0.1%
Acerinox SA	16,589	254,995

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol YPF SA- ADR	25,499	602,924

SPECIALTY RETAIL—0.3%
Inditex SA	17,640	487,379

		4,262,181

SWEDEN—2.7%
COMMUNICATIONS EQUIPMENT—0.4%
Telefonaktiebolaget LM Ericsson- ADR	48,767	613,977

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	37,142	768,473

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA, Class B	12,219	291,420

MACHINERY—1.0%
Alfa Laval AB	23,419	501,094

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SWEDEN—2.7%, continued
MACHINERY—1.0%, continued
Atlas Copco AB, Class A	8,922	$255,939
Atlas Copco AB, Class A- ADR	18,292	522,602
Sandvik AB	19,176	216,315
Sandvik AB- ADR	20,116	225,701

		1,721,651

METALS & MINING—0.2%
Boliden AB	22,985	372,997

OIL, GAS & CONSUMABLE FUELS—0.1%
Lundin Petroleum AB (a)	7,186	121,592

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB (H&M), Class B	3,195	132,608
Hennes & Mauritz AB- ADR	65,360	536,606

		669,214

		4,559,324

SWITZERLAND—6.9%
CAPITAL MARKETS—1.0%
Credit Suisse Group AG- ADR (a)	18,034	498,460
Julius Baer Group Ltd. (a)	9,537	428,051
UBS AG (a)	46,462	807,045

		1,733,556

CHEMICALS—0.6%
Syngenta AG- ADR	15,780	999,979

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	7,140	406,266

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR (a)	52,187	1,169,511

FOOD PRODUCTS—0.1%
Barry Callebaut AG (a)	110	122,363

INSURANCE—0.8%
Swiss Re AG (a)	3,563	284,196
Zurich Insurance Group AG- ADR (a)	38,640	1,151,820

		1,436,016

MACHINERY—0.1%
Schindler Holding AG	1,587	211,777

PHARMACEUTICALS—3.0%
Novartis AG- ADR	27,800	2,616,814
Roche Holding AG- ADR	66,520	2,460,575

		5,077,389

PROFESSIONAL SERVICES—0.1%
Adecco SA (a)	2,237	151,953
Adecco SA- ADR (a)	1,206	40,726

		192,679

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS— 0.1%
Logitech International SA (a)	10,434	133,764

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SWITZERLAND—6.9%, continued
TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	537	$28,223
Wolseley plc- ADR	63,056	331,990

		360,213

		11,843,513

TAIWAN—2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Chunghwa Telecom Co. Ltd.- ADR	31,800	953,046

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.- ADR	36,833	153,225

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	600,155
Siliconware Precision Industries Co.- ADR	79,145	539,769
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,708,378
United Microelectronics Corp.- ADR	191,039	380,168

		3,228,470

		4,334,741

TURKEY—0.3%
BANKS—0.1%
Turkiye Garanti Bankasi AS- ADR	59,610	209,231

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Turkcell Iletisim Hizmetleri AS- ADR (a)	28,879	379,470

		588,701

UNITED KINGDOM—12.0%
BANKS—2.0%
Barclays plc- ADR	36,451	539,839
HSBC Holdings plc- ADR	37,694	1,917,871
Lloyds Banking Group plc- ADR (a)	102,926	518,747
Standard Chartered plc	26,352	487,228

		3,463,685

CAPITAL MARKETS—0.0%**
Man Group plc	3,940	7,588
Man Group plc- ADR	7,608	14,652

		22,240

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	8,434	518,522

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	74,811
SSE plc- ADR	26,274	663,156

		737,967

ENERGY EQUIPMENT & SERVICES—0.4%
AMEC plc	26,726	478,329
Subsea 7 SA	11,019	157,359
Subsea 7 SA- ADR	3,305	46,997

		682,685

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	19,595

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.0%, continued
FOOD & STAPLES RETAILING—0.3%, continued
J Sainsbury plc- ADR	18,741	$307,821
WM Morrison Supermarkets plc	29,374	80,144
WM Morrison Supermarkets plc- ADR	8,054	110,219

		517,779

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	71,351
Smith & Nephew plc- ADR	6,874	578,722

		650,073

HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc	2,247	36,300
Compass Group plc- ADR	47,072	756,447
InterContinental Hotels Group plc- ADR	11,424	441,652

		1,234,399

HOUSEHOLD PRODUCTS—0.7%
Reckitt Benckiser Group plc	3,212	278,582
Reckitt Benckiser Group plc- ADR	49,075	853,414

		1,131,996

INSURANCE—0.8%
Aviva plc	30,794	261,340
Aviva plc- ADR	6,116	103,605
Prudential plc- ADR	22,297	992,440

		1,357,385

MEDIA—1.2%
British Sky Broadcasting Group plc	3,176	45,412
British Sky Broadcasting Group plc- ADR	6,005	346,759
Pearson plc- ADR	23,760	475,675
Reed Elsevier plc- ADR	7,992	514,925
WPP plc- ADR	6,767	679,677

		2,062,448

METALS & MINING—0.1%
Antofagasta plc	3,335	38,981
Antofagasta plc- ADR	3,393	79,227

		118,208

MULTILINE RETAIL—0.3%
Marks & Spencer Group plc	10,719	70,308
Marks & Spencer Group plc- ADR	17,019	223,459
Next plc	1,607	172,073

		465,840

MULTI-UTILITIES—0.8%
National Grid plc- ADR	19,829	1,425,309

OIL, GAS & CONSUMABLE FUELS—0.6%
BG Group plc	6,208	114,731
BG Group plc- ADR	37,740	699,699
Tullow Oil plc	15,558	162,555
Tullow Oil plc- ADR	15,976	82,756

		1,059,741

PHARMACEUTICALS—1.4%
AstraZeneca plc- ADR	15,840	1,131,609
GlaxoSmithKline plc- ADR	27,908	1,282,931

		2,414,540

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis International Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.0%, continued
PROFESSIONAL SERVICES—0.1%
Capita plc	12,030	$227,008

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc REIT	16,051	270,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	8,551	373,593

SOFTWARE—0.2%
Sage Group plc	33,781	200,108
Sage Group plc- ADR	2,320	54,705

		254,813

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	305,940

WATER UTILITIES—0.3%
Severn Trent plc	6,683	203,357
United Utilities Group plc	2,386	31,254
United Utilities Group plc- ADR	12,883	336,246

		570,857

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group plc- ADR	22,996	756,338

		20,621,725

UNITED STATES—0.4%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp. (a)	3,636	153,257

HOTELS, RESTAURANTS & LEISURE—0.1%
Carnival plc- ADR	4,671	186,607

MEDIA—0.1%
Thomson Reuters Corp.	5,573	202,913

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR (a)	21,356	207,153

		749,930

TOTAL COMMON STOCKS		167,747,160

	SHARES	FAIR VALUE
PREFERRED STOCKS—0.5%
BRAZIL—0.5%
BANKS—0.3%
Itau Unibanco Holding SA- ADR	40,962	568,552

FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de Distribuicao- ADR	7,324	319,400

TOTAL PREFERRED STOCKS		887,952

	SHARES	FAIR VALUE
WARRANT—0.0%**
HONG KONG—0.0%**
Sun Hung Kai Properties Ltd.,expiring 4/22/16 (a)	916	$1,531

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$343,000	$342,958
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	606,000	606,621
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	656,000	659,174

TOTAL CORPORATE NOTES		1,608,753

TOTAL INVESTMENTS (Cost* $148,179,894)— 99.4%		$170,245,396
Other assets in excess of liabilities — 0.6%		1,051,400

NET ASSETS—100%		$171,296,796

+	Variable rate security. Rates presented are the rates in effect at September 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

		Maturity	Principal		Acquisition
Security	Yield	Date	Amount	Cost	Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$343,000	$343,000	12/13/2013
	1.50	12/15/2014	256,000	256,000	3/22/2012
	1.50	12/15/2014	350,000	350,000	8/29/2012
	1.50	12/15/2016	656,000	656,000	12/13/2013

At September 30, 2014, these securities had an aggregate market value of $1,608,753, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%
AIR FREIGHT & LOGISTICS—0.9%
C. H. Robinson Worldwide, Inc.	2,912	$193,124
FedEx Corp.	3,106	501,464
United Parcel Service, Inc., Class B	3,464	340,476

		1,035,064

AUTO COMPONENTS—0.1%
Johnson Controls, Inc.	2,111	92,884

AUTOMOBILES—1.6%
Ford Motor Co.	70,233	1,038,746
General Motors Co.	26,730	853,756

		1,892,502

BANKS—11.3%
Bank of America Corp.	153,220	2,612,401
BB&T Corp.	13,054	485,739
Citigroup, Inc.	25,146	1,303,066
Comerica, Inc.	4,021	200,487
Huntington Bancshares, Inc.	6,364	61,922
JPMorgan Chase & Co.	55,892	3,366,934
KeyCorp	9,408	125,409
M&T Bank Corp.	1,286	158,551
PNC Financial Services Group, Inc.	7,721	660,763
SunTrust Banks, Inc.	6,766	257,311
U.S. Bancorp	11,287	472,135
Wells Fargo & Co.	70,819	3,673,381
Zions Bancorp	4,400	127,864

		13,505,963

BEVERAGES—2.1%
Coca-Cola Co.	29,710	1,267,429
Coca-Cola Enterprises, Inc.	4,031	178,815
PepsiCo, Inc.	10,879	1,012,726

		2,458,970

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	211,252

BUILDING PRODUCTS—0.1%
Allegion plc	1,788	85,180

CAPITAL MARKETS—3.1%
Ameriprise Financial, Inc.	1,806	222,824
Bank of New York Mellon Corp.	14,064	544,699
BlackRock, Inc.	932	305,994
Goldman Sachs Group, Inc.	6,557	1,203,669
Invesco Ltd.	4,702	185,635
Morgan Stanley	22,811	788,576
Northern Trust Corp.	3,977	270,555
State Street Corp.	2,400	176,664

		3,698,616

CHEMICALS—2.3%
Air Products & Chemicals, Inc.	5,817	757,257
E.I. du Pont de Nemours & Co.	15,069	1,081,352
Ecolab, Inc.	1,616	185,565
Mosaic Co.	4,920	218,497

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
CHEMICALS—2.3%, continued
Praxair, Inc.	4,186	$539,994

		2,782,665

COMMERCIAL SERVICES & SUPPLIES—0.5%
ADT Corp.	5,046	178,931
Tyco International Ltd.	10,821	482,292

		661,223

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	75,985	1,912,542

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	3,272	197,073

CONSUMER FINANCE—0.9%
American Express Co.	2,374	207,820
Capital One Financial Corp.	9,400	767,228
Navient Corp.	5,903	104,542

		1,079,590

CONTAINERS & PACKAGING—0.4%
Avery Dennison Corp.	3,846	171,724
Ball Corp.	4,084	258,395
Owens-Illinois, Inc.(a)	3,065	79,843

		509,962

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	188,975

DIVERSIFIED FINANCIAL SERVICES—3.8%
Berkshire Hathaway, Inc., Class B(a)	27,382	3,782,549
CME Group, Inc.	5,240	418,964
McGraw Hill Financial, Inc.	3,488	294,562

		4,496,075

DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
AT&T, Inc.	86,318	3,041,846
CenturyLink, Inc.	10,818	442,348
Frontier Communications Corp.	9,368	60,986
Verizon Communications, Inc.	31,430	1,571,186
Windstream Holdings, Inc.	12,100	130,438

		5,246,804

ELECTRIC UTILITIES—3.5%
American Electric Power Co., Inc.	3,730	194,743
Duke Energy Corp.	14,124	1,056,051
Edison International	5,917	330,879
NextEra Energy, Inc.	8,265	775,918
PPL Corp.	14,801	486,065
Southern Co.	24,911	1,087,365
Xcel Energy, Inc.	8,784	267,034

		4,198,055

ELECTRICAL EQUIPMENT—0.6%
Eaton Corp. plc	3,190	202,150

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
ELECTRICAL EQUIPMENT—0.6%, continued
Emerson Electric Co.	7,364	$460,839

		662,989

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
Corning, Inc.	35,156	679,917
Jabil Circuit, Inc.	9,905	199,784
TE Connectivity Ltd.	1,996	110,359

		990,060

ENERGY EQUIPMENT & SERVICES—1.5%
Baker Hughes, Inc.	3,780	245,927
Cameron International Corp.(a)	4,198	278,663
Diamond Offshore Drilling, Inc.	2,733	93,660
Ensco plc, Class A	4,030	166,479
Nabors Industries Ltd.	4,796	109,157
National Oilwell Varco, Inc.	5,916	450,207
Noble Corp. plc	5,821	129,343
Rowan Cos. plc, Class A	4,545	115,034
Transocean Ltd.	4,770	152,497

		1,740,967

FOOD & STAPLES RETAILING—5.1%
Costco Wholesale Corp.	6,540	819,593
CVS Health Corp.	19,593	1,559,407
Kroger Co.	11,522	599,144
Safeway, Inc.	3,077	105,541
Sysco Corp.	10,383	394,035
Walgreen Co.	8,566	507,707
Wal-Mart Stores, Inc.	28,280	2,162,571

		6,147,998

FOOD PRODUCTS—2.5%
Archer-Daniels-Midland Co.	7,850	401,135
ConAgra Foods, Inc.	6,460	213,438
General Mills, Inc.	8,384	422,973
Kellogg Co.	3,959	243,874
Kraft Foods Group, Inc.	10,350	583,740
Mondelez International, Inc., Class A	34,482	1,181,526

		3,046,686

GAS UTILITIES—0.5%
AGL Resources, Inc.	7,240	371,702
ONEOK, Inc.	4,175	273,671

		645,373

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
Baxter International, Inc.	2,140	153,588
Medtronic, Inc.	12,551	777,534

		931,122

HEALTH CARE PROVIDERS & SERVICES—3.6%
Aetna, Inc.	6,449	522,369
Cigna Corp.	1,255	113,816
Express Scripts Holding Co.(a)	10,107	713,858
Humana, Inc.	3,560	463,832
McKesson Corp.	1,664	323,931
UnitedHealth Group, Inc.	16,767	1,446,154

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
HEALTH CARE PROVIDERS & SERVICES—3.6%, continued
WellPoint, Inc.	5,655	$676,451

		4,260,411

HOTELS, RESTAURANTS & LEISURE—1.6%
Carnival Corp.	8,393	337,147
Marriott International, Inc., Class A	2,660	185,934
McDonald’s Corp.	11,860	1,124,447
Starwood Hotels & Resorts
Worldwide, Inc.	1,776	147,781
Wyndham Worldwide Corp.	1,251	101,656

		1,896,965

HOUSEHOLD DURABLES—0.5%
D.R. Horton, Inc.	8,224	168,757
Newell Rubbermaid, Inc.	6,507	223,906
Whirlpool Corp.	1,522	221,679

		614,342

HOUSEHOLD PRODUCTS—1.7%
Colgate-Palmolive Co.	4,598	299,881
Procter & Gamble Co.	20,308	1,700,592

		2,000,473

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
AES Corp.	11,874	168,374
NRG Energy, Inc.	6,736	205,313

		373,687

INDUSTRIAL CONGLOMERATES—0.6%
3M Co.	4,825	683,606

INSURANCE—4.9%
ACE Ltd.	4,420	463,525
Aflac, Inc.	6,810	396,683
Allstate Corp.	8,739	536,313
American International Group, Inc.	21,857	1,180,715
Aon plc	2,267	198,748
Assurant, Inc.	2,924	188,013
Chubb Corp.	3,750	341,550
Cincinnati Financial Corp.	2,512	118,190
Hartford Financial Services Group, Inc.	4,990	185,878
Loews Corp.	6,594	274,706
Marsh & McLennan Cos., Inc.	5,930	310,376
MetLife, Inc.	18,363	986,460
Progressive Corp.	4,933	124,706
Travelers Cos., Inc.	5,533	519,770

		5,825,633

INTERNET SOFTWARE & SERVICES—0.2%
eBay, Inc.(a)	5,038	285,302

IT SERVICES—2.5%
Accenture plc, Class A	4,238	344,634
Fidelity National Information Services, Inc.	3,862	217,431

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
IT SERVICES—2.5%, continued
International Business Machines Corp.	10,182	$1,932,849
Paychex, Inc.	3,684	162,833
Western Union Co.	10,989	176,263
Xerox Corp.	15,601	206,401

		3,040,411

LIFE SCIENCES TOOLS & SERVICES—0.1%
Thermo Fisher Scientific, Inc.	1,204	146,527

MACHINERY—2.7%
Deere & Co.	9,107	746,683
Dover Corp.	3,483	279,789
Illinois Tool Works, Inc.	3,805	321,218
Ingersoll-Rand plc	5,365	302,371
Joy Global, Inc.	1,970	107,444
PACCAR, Inc.	3,666	208,504
Parker-Hannifin Corp.	3,757	428,862
Pentair plc	3,600	235,764
Stanley Black & Decker, Inc.	2,540	225,527
Xylem, Inc.	10,598	376,123

		3,232,285

MEDIA—2.0%
Comcast Corp., Class A	4,325	232,599
Omnicom Group, Inc.	2,019	139,028
Time Warner Cable, Inc.	1,227	176,062
Time Warner, Inc.	6,432	483,751
Viacom, Inc., Class B	3,931	302,451
Walt Disney Co.	11,967	1,065,422

		2,399,313

METALS & MINING—0.7%
Newmont Mining Corp.	16,740	385,857
Nucor Corp.	9,290	504,261

		890,118

MULTILINE RETAIL—0.9%
Macy’s, Inc.	6,103	355,072
Target Corp.	11,166	699,885

		1,054,957

MULTI-UTILITIES—1.7%
CenterPoint Energy, Inc.	9,131	223,435
Consolidated Edison, Inc.	9,561	541,726
DTE Energy Co.	3,270	248,782
NiSource, Inc.	4,934	202,195
PG&E Corp.	5,320	239,613
SCANA Corp.	4,988	247,455
Sempra Energy	2,723	286,950

		1,990,156

OIL, GAS & CONSUMABLE FUELS—10.4%
Anadarko Petroleum Corp.	2,440	247,514
Apache Corp.	9,988	937,574
Chesapeake Energy Corp.	4,157	95,569
ConocoPhillips	33,767	2,583,851
Denbury Resources, Inc.	11,999	180,345

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
OIL, GAS & CONSUMABLE FUELS—10.4%, continued
Devon Energy Corp.	10,065	$686,232
EQT Corp.	1,308	119,734
Hess Corp.	11,640	1,097,885
Kinder Morgan, Inc.	10,221	391,873
Marathon Oil Corp.	23,566	885,846
Marathon Petroleum Corp.	3,978	336,817
Murphy Oil Corp.	10,196	580,254
Noble Energy, Inc.	4,958	338,929
Occidental Petroleum Corp.	11,810	1,135,531
Paragon Offshore plc(a)	1,940	11,931
Phillips 66	11,344	922,381
QEP Resources, Inc.	6,218	191,390
Southwestern Energy Co.(a)	3,724	130,154
Spectra Energy Corp.	27,629	1,084,714
Williams Cos., Inc.	7,991	442,302

		12,400,826

PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	275,985

PERSONAL PRODUCTS—0.2%
Avon Products, Inc.	11,182	140,893
Estee Lauder Cos., Inc., Class A	1,570	117,311

		258,204

PHARMACEUTICALS—5.7%
AbbVie, Inc.	6,888	397,851
Actavis plc(a)	494	119,193
Bristol-Myers Squibb Co.	12,729	651,470
Eli Lilly & Co.	20,927	1,357,116
Hospira, Inc.(a)	263	13,684
Johnson & Johnson	26,241	2,797,028
Merck & Co., Inc.	25,311	1,500,436

		6,836,778

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.3%
Equity Residential	3,691	227,292
General Growth Properties, Inc.	5,250	123,638
HCP, Inc.	4,327	171,825
Host Hotels & Resorts, Inc.	5,618	119,832
Plum Creek Timber Co., Inc.	2,980	116,250
Prologis, Inc.	4,597	173,307
Simon Property Group, Inc.	2,569	422,395
Vornado Realty Trust	1,493	149,240
Weyerhaeuser Co.	3,419	108,929

		1,612,708

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A(a)	5,299	157,592

ROAD & RAIL—0.6%
CSX Corp.	12,066	386,836
Norfolk Southern Corp.	1,835	204,786
Ryder System, Inc.	1,959	176,251

		767,873

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
Analog Devices, Inc.	6,343	313,915

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2. 9%, continued
Applied Materials, Inc.	15,187	$328,191
Broadcom Corp., Class A	3,700	149,554
Intel Corp.	73,958	2,575,217
NVIDIA Corp.	5,508	101,623

		3,468,500

SOFTWARE—1.7%
Adobe Systems, Inc.(a)	1,819	125,857
Autodesk, Inc.(a)	2,660	146,566
CA, Inc.	7,512	209,885
Microsoft Corp.	11,080	513,669
Oracle Corp.	26,072	998,036

		1,994,013

SPECIALTY RETAIL—0.8%
Home Depot, Inc.	5,942	545,119
Lowe’s Cos., Inc.	3,385	179,134
Staples, Inc.	18,780	227,238

		951,491

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS— 1.7%
Apple, Inc.	1,610	162,208
EMC Corp.	28,961	847,399
Hewlett-Packard Co.	28,901	1,025,118

		2,034,725

TRADING COMPANIES & DISTRIBUTORS—0.0%**
Veritiv Corp.(a)	60	3,004

TOTAL COMMON STOCKS		117,874,475

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$175,000	174,978
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	758,500	759,277
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	192,500	193,431

TOTAL CORPORATE NOTES		1,127,686

TOTAL INVESTMENTS (Cost* $86,601,792)— 99.6%		$119,002,161
Other assets in excess of liabilities — 0.4%		513,267

NET ASSETS—100%		$119,515,428

+	Variable rate security. Rates presented are the rates in effect at September 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

		Maturity	Principal		Acquisition
Security	Yield	Date	Amount	Cost	Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$175,000	$175,000	12/13/2012
	1.50	12/15/2014	192,500	192,500	12/30/2009
	1.50	12/15/2014	566,000	566,000	12/10/2012
	1.50	12/15/2016	192,500	192,500	12/13/2013

At September 30, 2014, these securities had an aggregate market value of $1,127,686, representing 0.9% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%
AIR FREIGHT & LOGISTICS—1.4%
C. H. Robinson Worldwide, Inc.	2,459	$163,081
Expeditors International of
Washington, Inc.	3,995	162,117
FedEx Corp.	4,034	651,289
United Parcel Service, Inc., Class B	13,337	1,310,894

		2,287,381

AIRLINES—0.4%
Delta Air Lines, Inc.	18,103	654,423

AUTO COMPONENTS—0.6%
Delphi Automotive plc	5,636	345,712
Johnson Controls, Inc.	15,567	684,948

		1,030,660

AUTOMOBILES—0.2%
Harley-Davidson, Inc.	4,305	250,551

BANKS—1.5%
Citigroup, Inc.	24,287	1,258,552
Fifth Third Bancorp	13,966	279,599
U.S. Bancorp	19,296	807,152

		2,345,303

BEVERAGES—2.9%
Coca-Cola Co.	53,560	2,284,870
Monster Beverage Corp.(a)	2,421	221,933
PepsiCo, Inc.	22,533	2,097,597

		4,604,400

BIOTECHNOLOGY—5.9%
Alexion Pharmaceuticals, Inc.(a)	4,425	733,754
Amgen, Inc.	14,823	2,082,039
Biogen Idec, Inc.(a)	4,859	1,607,406
Celgene Corp.(a)	16,758	1,588,323
Gilead Sciences, Inc.(a)	27,932	2,973,361
Vertex Pharmaceuticals, Inc.(a)	4,082	458,449

		9,443,332

BUILDING PRODUCTS—0.1%
Masco Corp.	7,182	171,793

CAPITAL MARKETS—2.6%
Ameriprise Financial, Inc.	4,361	538,060
BlackRock, Inc.	2,928	961,321
Charles Schwab Corp.	25,375	745,772
Franklin Resources, Inc.	11,949	652,535
Northern Trust Corp.	4,438	301,917
State Street Corp.	4,392	323,295
T. Rowe Price Group, Inc.	8,045	630,728

		4,153,628

CHEMICALS—3.8%
Air Products & Chemicals, Inc.	5,469	711,954
E.I. du Pont de Nemours & Co.	12,928	927,713
Ecolab, Inc.	7,662	879,828

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
CHEMICALS—3.8%, continued
LyondellBasell Industries NV, Class A	9,411	$1,022,599
PPG Industries, Inc.	3,500	688,590
Praxair, Inc.	8,079	1,042,191
Sherwin-Williams Co.	1,830	400,752
Sigma-Aldrich Corp.	2,605	354,306

		6,027,933

COMMUNICATIONS EQUIPMENT—1.9%
Cisco Systems, Inc.	7,920	199,346
F5 Networks, Inc.(a)	1,257	149,256
Juniper Networks, Inc.	8,505	188,386
QUALCOMM, Inc.	32,565	2,434,885

		2,971,873

CONSUMER FINANCE—1.5%
American Express Co.	17,687	1,548,320
Discover Financial Services	11,927	767,979

		2,316,299

CONTAINERS & PACKAGING—0.1%
Sealed Air Corp.	5,793	202,060

DIVERSIFIED FINANCIAL SERVICES—0.8%
Berkshire Hathaway, Inc., Class B(a)	2,515	347,422
Intercontinental Exchange, Inc.	2,047	399,267
McGraw Hill Financial, Inc.	7,028	593,515

		1,340,204

DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
Verizon Communications, Inc.	32,953	1,647,320

ELECTRIC UTILITIES—0.1%
NextEra Energy, Inc.	2,070	194,332

ELECTRICAL EQUIPMENT—0.8%
Emerson Electric Co.	11,472	717,918
Rockwell Automation, Inc.	5,547	609,504

		1,327,422

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	5,073	506,590

ENERGY EQUIPMENT & SERVICES—2.2%
Cameron International Corp.(a)	4,337	287,890
Diamond Offshore Drilling, Inc.	5,939	203,530
Ensco plc, Class A	5,092	210,351
National Oilwell Varco, Inc.	5,463	415,734
Rowan Cos. plc, Class A	6,620	167,552
Schlumberger Ltd.	21,941	2,231,180

		3,516,237

FOOD & STAPLES RETAILING—0.7%
Costco Wholesale Corp.	1,796	225,075
Walgreen Co.	8,212	486,725
Wal-Mart Stores, Inc.	2,244	171,599

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
FOOD & STAPLES RETAILING—0.7%, continued
Whole Foods Market, Inc.	4,929	$187,844

		1,071,243

FOOD PRODUCTS—1.3%
Campbell Soup Co.	5,670	242,279
Hershey Co.	5,314	507,115
Kellogg Co.	4,846	298,514
Kraft Foods Group, Inc.	5,576	314,486
Mead Johnson Nutrition Co.	4,013	386,131
Mondelez International, Inc., Class A	11,813	404,772

		2,153,297

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	293,921

HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
Baxter International, Inc.	9,021	647,437
Boston Scientific Corp.(a)	32,126	379,408
Covidien plc	8,857	766,219
Edwards Lifesciences Corp.(a)	2,620	267,633
Intuitive Surgical, Inc.(a)	511	235,990
Medtronic, Inc.	13,250	820,838
Stryker Corp.	5,228	422,161
Zimmer Holdings, Inc.	2,886	290,187

		3,829,873

HEALTH CARE PROVIDERS & SERVICES—0.4%
DaVita HealthCare Partners, Inc.(a)	4,292	313,917
Express Scripts Holding Co.(a)	3,025	213,656
UnitedHealth Group, Inc.	1,576	135,930

		663,503

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	490,499

HOTELS, RESTAURANTS & LEISURE—2.6%
Chipotle Mexican Grill, Inc.(a)	790	526,606
Marriott International, Inc., Class A	5,438	380,116
McDonald’s Corp.	10,611	1,006,029
Starbucks Corp.	15,692	1,184,118
Starwood Hotels & Resorts Worldwide, Inc.	6,087	506,499
Yum! Brands, Inc.	6,767	487,089

		4,090,457

HOUSEHOLD DURABLES—0.1%
Whirlpool Corp.	761	110,840

HOUSEHOLD PRODUCTS—2.4%
Colgate-Palmolive Co.	11,452	746,899
Kimberly-Clark Corp.	8,229	885,194
Procter & Gamble Co.	26,136	2,188,629

		3,820,722

INDUSTRIAL CONGLOMERATES—1.6%
3M Co.	13,321	1,887,319

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
INDUSTRIAL CONGLOMERATES—1.6%, continued
Roper Industries, Inc.	4,143	$606,080

		2,493,399

INSURANCE—1.4%
Aflac, Inc.	4,154	241,970
Aon plc	5,036	441,506
Chubb Corp.	4,619	420,699
Prudential Financial, Inc.	9,822	863,747
Travelers Cos., Inc.	2,642	248,189

		2,216,111

INTERNET & CATALOG RETAIL—2.5%
Amazon.com, Inc.(a)	6,436	2,075,224
Expedia, Inc.	2,388	209,237
Netflix, Inc.(a)	1,218	549,537
Priceline Group, Inc.(a)	1,030	1,193,337

		4,027,335

INTERNET SOFTWARE & SERVICES—6.5%
Akamai Technologies, Inc.(a)	5,069	303,126
eBay, Inc.(a)	16,367	926,863
Facebook, Inc., Class A(a)	31,373	2,479,722
Google, Inc., Class C(a)	4,749	2,741,883
Google, Inc., Class A(a)	5,029	2,959,114
VeriSign, Inc.(a)	5,480	302,058
Yahoo!, Inc.(a)	17,787	724,820

		10,437,586

IT SERVICES—5.1%
Accenture plc, Class A	7,994	650,072
Automatic Data Processing, Inc.	11,012	914,877
Cognizant Technology Solutions Corp., Class A(a)	11,980	536,344
Fiserv, Inc.(a)	5,400	349,029
International Business Machines Corp.	8,636	1,639,372
Mastercard, Inc., Class A	22,680	1,676,506
Paychex, Inc.	5,970	263,874
Visa, Inc., Class A	10,194	2,175,094

		8,205,168

LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	5,785	329,629
Thermo Fisher Scientific, Inc.	6,472	787,643

		1,117,272

MACHINERY—1.1%
Deere & Co.	6,049	495,957
Illinois Tool Works, Inc.	8,492	716,895
Ingersoll-Rand plc	4,358	245,617
Parker-Hannifin Corp.	2,984	340,624

		1,799,093

MEDIA—6.5%
CBS Corp., Class B	13,368	715,188
Comcast Corp., Class A	48,948	2,632,423
DIRECTV(a)	11,407	986,934

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
MEDIA—6.5%, continued
Discovery Communications, Inc., Class C(a)	6,791	$253,169
Discovery Communications, Inc., Class A(a)	6,791	256,700
Gannett Co., Inc.	6,184	183,479
Omnicom Group, Inc.	8,439	581,110
Time Warner Cable, Inc.	5,327	764,371
Time Warner, Inc.	10,453	786,170
Viacom, Inc., Class B	10,061	774,093
Walt Disney Co.	27,439	2,442,894

		10,376,531

MULTILINE RETAIL—0.2%
Dollar Tree, Inc.(a)	3,712	208,132
Target Corp.	2,531	158,643

		366,775

OIL, GAS & CONSUMABLE FUELS—3.7%
ConocoPhillips	4,078	312,049
EOG Resources, Inc.	13,870	1,373,407
EQT Corp.	4,010	367,075
Hess Corp.	3,235	305,125
Kinder Morgan, Inc.	9,393	360,128
Marathon Oil Corp.	7,281	273,693
Murphy Oil Corp.	3,439	195,714
Noble Energy, Inc.	7,778	531,704
Phillips 66	3,335	271,169
Pioneer Natural Resources Co.	3,300	650,001
Southwestern Energy Co.(a)	5,272	184,256
Spectra Energy Corp.	14,393	565,069
Williams Cos., Inc.	8,576	474,682

		5,864,072

PHARMACEUTICALS—6.7%
AbbVie, Inc.	29,064	1,678,737
Actavis plc(a)	3,223	777,646
Allergan, Inc./United States	4,698	837,137
Bristol-Myers Squibb Co.	22,468	1,149,912
Eli Lilly & Co.	7,061	457,906
Johnson & Johnson	31,098	3,314,736
Merck & Co., Inc.	28,494	1,689,124
Mylan, Inc.(a)	8,313	378,158
Perrigo Co. plc	2,823	423,986

		10,707,342

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	309,533

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.9%
American Tower Corp.	10,594	991,916
Crown Castle International Corp.	7,430	598,338
Public Storage	3,142	521,069
Simon Property Group, Inc.	5,204	855,642
Weyerhaeuser Co.	4,274	136,170

		3,103,135

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
ROAD & RAIL—1.9%
Kansas City Southern	2,586	$313,423
Norfolk Southern Corp.	7,484	835,215
Union Pacific Corp.	17,062	1,849,862

		2,998,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
Altera Corp.	5,948	212,819
Analog Devices, Inc.	5,281	261,357
Broadcom Corp., Class A	6,525	263,740
Intel Corp.	15,257	531,249
Micron Technology, Inc.(a)	21,952	752,076
Texas Instruments, Inc.	18,499	882,217

		2,903,458

SOFTWARE—6.3%
Adobe Systems, Inc.(a)	5,512	381,375
Autodesk, Inc.(a)	4,626	254,892
Citrix Systems, Inc.(a)	3,452	246,266
Intuit, Inc.	6,883	603,295
Microsoft Corp.	130,802	6,063,981
Oracle Corp.	35,196	1,347,303
Red Hat, Inc.(a)	3,075	172,661
salesforce.com, Inc.(a)	12,396	713,142
Symantec Corp.	10,288	241,871

		10,024,786

SPECIALTY RETAIL—3.0%
Bed Bath & Beyond, Inc.(a)	2,655	174,779
Gap, Inc.	3,876	161,590
Home Depot, Inc.	20,901	1,917,458
Lowe’s Cos., Inc.	17,846	944,410
O’Reilly Automotive, Inc.(a)	1,963	295,157
Ross Stores, Inc.	4,571	345,476
TJX Cos., Inc.	16,661	985,831

		4,824,701

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS— 7.5%
Apple, Inc.	105,245	10,603,434
EMC Corp.	7,874	230,393
NetApp, Inc.	6,524	280,271
SanDisk Corp.	4,838	473,882
Western Digital Corp.	4,218	410,496

		11,998,476

TEXTILES, APPAREL & LUXURY GOODS—1.5%
Coach, Inc.	6,796	242,005
Fossil Group, Inc.(a)	1,418	133,150
NIKE, Inc., Class B	12,530	1,117,676
Ralph Lauren Corp.	1,097	180,709
VF Corp.	11,858	782,984

		2,456,524

TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	3,809	171,024

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
TRADING COMPANIES & DISTRIBUTORS—0.3%, continued
W.W. Grainger, Inc.	1,104	$277,822

		448,846

TOTAL COMMON STOCKS		158,194,739

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$453,000	452,944
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	135,000	134,984
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	175,000	175,179
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	230,000	231,113
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	566,000	568,739

TOTAL CORPORATE NOTES		1,562,959

TOTAL INVESTMENTS (Cost* $103,136,792)— 99.9%		$159,757,698
Other assets in excess of liabilities — 0.1%		167,107

NET ASSETS—100%		$159,924,805

+	Variable rate security. Rates presented are the rates in effect at September 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

		Maturity	Principal		Acquisition
Security	Yield	Date	Amount	Cost	Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$453,000	$453,000	12/13/2012
	1.00	11/30/2016	135,000	135,000	11/29/2013
	1.50	12/15/2014	75,000	75,000	9/12/2011
	1.50	12/15/2014	100,000	100,000	8/29/2012
	1.50	11/30/2016	230,000	230,000	11/29/2013
	1.50	12/15/2016	566,000	566,000	12/13/2013

At September 30, 2014, these securities had an aggregate market value of $1,562,959, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—1.1%
Hexcel Corp.(a)	19,330	$767,401

AUTOMOBILES—0.5%
Winnebago Industries, Inc.(a)	16,130	351,150

BANKS—7.5%
BancorpSouth, Inc.	49,368	994,272
Columbia Banking System, Inc.	34,470	855,201
Hanmi Financial Corp.	32,335	651,874
Home Bancshares, Inc.	33,750	992,587
Prosperity Bancshares, Inc.	12,255	700,618
Texas Capital Bancshares, Inc.(a)	20,125	1,160,810

		5,355,362

BIOTECHNOLOGY—2.0%
Exact Sciences Corp.(a)	73,510	1,424,624

BUILDING PRODUCTS—1.1%
PGT, Inc.(a)	87,210	812,797

CAPITAL MARKETS—1.1%
HFF, Inc., Class A	27,075	783,821

CHEMICALS—1.3%
PolyOne Corp.	25,840	919,387

COMMERCIAL SERVICES & SUPPLIES—3.0%
Healthcare Services Group, Inc.	41,015	1,173,439
MSA Safety, Inc.	19,420	959,348

		2,132,787

COMMUNICATIONS EQUIPMENT—4.6%
Ciena Corp.(a)	45,200	755,744
Infinera Corp.(a)	81,920	874,086
Ruckus Wireless, Inc.(a)	71,280	952,301
Sonus Networks, Inc.(a)	200,725	686,480

		3,268,611

CONSTRUCTION & ENGINEERING—1.1%
Primoris Services Corp.	30,285	812,849

CONSTRUCTION MATERIALS—1.4%
Headwaters, Inc.(a)	81,060	1,016,492

CONTAINERS & PACKAGING—0.8%
Greif, Inc., Class A	12,290	538,425

DISTRIBUTORS—1.0%
Pool Corp.	13,135	708,239

DIVERSIFIED CONSUMER SERVICES—0.8%
DeVry Education Group, Inc.	13,985	598,698

DIVERSIFIED FINANCIAL SERVICES—1.1%
MarketAxess Holdings, Inc.	12,205	755,001

	SHARES	FAIR VALUE
COMMON STOCKS—93.4%, continued
ELECTRICAL EQUIPMENT—1.2%
Franklin Electric Co., Inc.	23,930	$831,328

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
Belden, Inc.	10,755	688,535
Coherent, Inc.(a)	13,850	849,975
Knowles Corp.(a)	33,900	898,350

		2,436,860

HEALTH CARE EQUIPMENT & SUPPLIES—6.4%
Cyberonics, Inc.(a)	14,590	746,424
Cynosure, Inc., Class A(a)	29,730	624,330
DexCom, Inc.(a)	31,145	1,245,489
Endologix, Inc.(a)	70,960	752,176
Spectranetics Corp.(a)	45,427	1,206,995

		4,575,414

HEALTH CARE PROVIDERS & SERVICES—5.4%
Acadia Healthcare Co., Inc.(a)	21,170	1,026,745
MWI Veterinary Supply, Inc.(a)	8,375	1,242,850
Team Health Holdings, Inc.(a)	28,050	1,626,620

		3,896,215

HOTELS, RESTAURANTS & LEISURE—2.7%
Belmond Ltd., Class A(a)	81,589	951,328
La Quinta Holdings, Inc.(a)	52,030	988,049

		1,939,377

INDUSTRIAL CONGLOMERATES—0.6%
Raven Industries, Inc.	18,550	452,620

INTERNET SOFTWARE & SERVICES—1.7%
LogMeIn, Inc.(a)	15,620	719,614
SPS Commerce, Inc.(a)	9,795	520,604

		1,240,218

IT SERVICES—3.7%
Acxiom Corp.(a)	43,790	724,725
Euronet Worldwide, Inc.(a)	24,590	1,175,156
Sapient Corp.(a)	51,835	725,690

		2,625,571

LIFE SCIENCES TOOLS & SERVICES—2.7%
Charles River Laboratories
International, Inc.(a)	17,700	1,057,398
Fluidigm Corp.(a)	34,885	854,683

		1,912,081

MACHINERY—5.3%
Barnes Group, Inc.	27,035	820,512
Chart Industries, Inc.(a)	6,955	425,159
CLARCOR, Inc.	14,160	893,213
Hillenbrand, Inc.	33,680	1,040,375
Manitowoc Co., Inc.	26,950	631,978

		3,811,237

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—93.4%, continued
MEDIA—1.3%
EW Scripps Co., Class A(a)	55,645	$907,570

METALS & MINING—2.2%
Commercial Metals Co.	35,085	598,901
Worthington Industries, Inc.	26,015	968,278

		1,567,179

OIL, GAS & CONSUMABLE FUELS—5.9%
Bill Barrett Corp.(a)	53,510	1,179,360
Parsley Energy, Inc., Class A(a)	44,895	957,610
Sanchez Energy Corp.(a)	35,493	932,046
Synergy Resources Corp.(a)	94,645	1,153,723

		4,222,739

PHARMACEUTICALS—2.5%
Akorn, Inc.(a)	49,252	1,786,370

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.8%
Pebblebrook Hotel Trust	24,215	904,188
Sovran Self Storage, Inc.	11,490	854,397
STAG Industrial, Inc.	38,590	799,199
Strategic Hotels & Resorts, Inc.(a)	77,245	899,904

		3,457,688

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
Kennedy-Wilson Holdings, Inc.	40,435	968,823

ROAD & RAIL—1.0%
Landstar System, Inc.	10,255	740,308

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
Rambus, Inc.(a)	82,790	1,033,219

SOFTWARE—3.3%
ACI Worldwide, Inc.(a)	56,025	1,051,029
Interactive Intelligence Group, Inc.(a)	10,575	442,035
Take-Two Interactive Software, Inc.(a)	37,400	862,818

		2,355,882

SPECIALTY RETAIL—0.6%
Pier 1 Imports, Inc.	33,890	402,952

TEXTILES, APPAREL & LUXURY GOODS—5.3%
Deckers Outdoor Corp.(a)	11,265	1,094,733
Kate Spade & Co.(a)	15,645	410,368
Movado Group, Inc.	21,410	707,815
Oxford Industries, Inc.	17,175	1,047,503
Skechers U.S.A., Inc., Class A(a)	10,490	559,222

		3,819,641

THRIFTS & MORTGAGE FINANCE—0.9%
Capitol Federal Financial, Inc.	54,060	638,989

	SHARES	FAIR VALUE
COMMON STOCKS—93.4%, continued
TRADING COMPANIES & DISTRIBUTORS—1.3%
Aceto Corp.	47,215	$912,194

TOTAL COMMON STOCKS		66,780,119

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	$280,000	279,965
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	275,000	275,282
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	195,000	195,944

TOTAL CORPORATE NOTES		751,191

TOTAL INVESTMENTS (Cost* $56,929,458)—94.4%		$67,531,310
Other assets in excess of liabilities — 5.6%		3,987,694

NET ASSETS—100%		$71,519,004

+	Variable rate security. Rates presented are the rates in effect at September 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

		Maturity	Principal		Acquisition
Security	Yield	Date	Amount	Cost	Date
Everence Community Investment, Inc.
	1.00%	11/30/2016	$280,000	$280,000	11/29/2013
	1.50	12/15/2014	75,000	75,000	9/12/2011
	1.50	12/15/2014	200,000	200,000	8/29/2012
	1.50	11/30/2016	195,000	195,000	11/29/2013

At September 30, 2014, these securities had an aggregate market value of $751,191, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 70.6%
Praxis Intermediate Income Fund, Class I (a)	1,272,028	$13,254,536

EQUITY FUND — 29.5%
Praxis Growth Index Fund, Class I (a)	113,965	1,903,213
Praxis International Index Fund, Class I (a)	125,551	1,328,331
Praxis Small Cap Fund, Class I (a)	33,409	425,969
Praxis Value Index Fund, Class I (a)	155,483	1,875,126

		5,532,639

TOTAL MUTUAL FUNDS		18,787,175

TOTAL INVESTMENTS (Cost* $17,131,148)—100.1%		$18,787,175
Liabilities in excess of other assets — (0.1)%		(15,188)

NET ASSETS—100%		$18,771,987

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 40.9%
Praxis Intermediate Income Fund, Class I (a)	2,203,776	$22,963,350

EQUITY FUND — 59.2%
Praxis Growth Index Fund, Class I (a)	605,033	10,104,057
Praxis International Index Fund, Class I (a)	761,627	8,058,018
Praxis Small Cap Fund, Class I (a)	405,691	5,172,565
Praxis Value Index Fund, Class I (a)	825,105	9,950,764

		33,285,404

TOTAL MUTUAL FUNDS		56,248,754

TOTAL INVESTMENTS (Cost* $46,598,840)—100.1%		$56,248,754
Liabilities in excess of other assets — (0.1)%		(40,206)

NET ASSETS—100%		$56,208,548

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2014 (Unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS — 100.1%
DEBT FUND — 20.6%
Praxis Intermediate Income Fund, Class I (a)	961,610	$10,019,975

EQUITY FUND — 79.5%
Praxis Growth Index Fund, Class I (a)	678,800	11,335,956
Praxis International Index Fund, Class I (a)	886,067	9,374,589
Praxis Small Cap Fund, Class I (a)	530,976	6,769,950
Praxis Value Index Fund, Class I (a)	925,871	11,166,001

		38,646,496

TOTAL MUTUAL FUNDS		48,666,471

TOTAL INVESTMENTS (Cost* $37,931,901)—100.1%		$48,666,471
Liabilities in excess of other assets — (0.1)%		(47,834)

NET ASSETS—100%		$48,618,637

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

September 30, 2014 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2014, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2014, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of the Adviser (“Pricing Committee”) has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of September 30, 2014, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$16,244,413	$—	$16,244,413
Commercial Mortgage Backed Securities	—	19,083,434	—	19,083,434
Corporate Bonds	—	145,197,778	—	145,197,778
Corporate Notes	—	—	3,882,418	3,882,418
Foreign Bonds	—	8,615,660	—	8,615,660
Investment Companies	3,950,519	—	—	3,950,519
Municipal Bonds	—	12,279,971	—	12,279,971
U.S. Government Agencies	—	176,558,894	—	176,558,894

Total Investments	$3,950,519	$377,980,150	$3,882,418	$385,813,087

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$167,389,813	$357,347	$—	$167,747,160
Corporate Notes	—	—	1,608,753	1,608,753
Preferred Stocks	887,952	—	—	887,952
Warrant	1,531	—	—	1,531

Total Investments	$168,279,296	$357,347	$1,608,753	$170,245,396

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$117,874,475	$—	$—	$117,874,475
Corporate Notes	—	—	1,127,686	1,127,686

Total Investments	$117,874,475	$—	$1,127,686	$119,002,161

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$158,194,739	$—	$—	$158,194,739
Corporate Notes	—	—	1,562,959	1,562,959

Total Investments	$158,194,739	$—	$1,562,959	$159,757,698

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$66,780,119	$—	$—	$66,780,119
Corporate Notes	—	—	751,191	751,191

Total Investments	$66,780,119	$—	$751,191	$67,531,310

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$18,787,175	$—	$—	$18,787,175

Total Investments	$18,787,175	$—	$—	$18,787,175

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$56,248,754	$—	$—	$56,248,754

Total Investments	$56,248,754	$—	$—	$56,248,754

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$48,666,471	$—	$—	$48,666,471

Total Investments	$48,666,471	$—	$—	$48,666,471

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2014.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Everence Community Investment Notes	Intermediate Income Fund	International Index Fund	Value Index Fund	Growth Index Fund	Small Cap Fund
Balance as of December 31, 2013	$3,896,087	$1,614,759	$1,133,074	$1,567,335	$753,968
Proceeds from Maturities	—	—	—	—	—
Cost of Purchases	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(13,669)	(6,006)	(5,388)	(4,376)	(2,777)

Balance as of September 30, 2014	$3,882,418	$1,608,753	$1,127,686	$1,562,959	$751,191

The following represents quantitative information about Level 3 fair value measurements:

Fund	Investment Type	Fair value at 9/30/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range
			Fundamental quality	Credit rating	AA
Intermediate Income Fund	Corporate Notes	$3,882,418	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA
International Index Fund	Corporate Notes	$1,608,753	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA
Value Index Fund	Corporate Notes	$1,127,686	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA
Growth Index Fund	Corporate Notes	$1,562,959	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA
Small Cap Fund	Corporate Notes	$751,191	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “ECI-Notes”). Assets raised through offerings of ECI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in ECI-Notes. ECI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2014:

	Intermediate	International	Value
	Income Fund	Index Fund	Index Fund
Tax cost of portfolio investments	$374,384,021	$148,179,894	$86,601,792

Gross unrealized appreciation	13,549,133	30,636,598	33,072,947
Gross unrealized depreciation	(2,120,067)	(8,571,096)	(672,578)

Net unrealized appreciation (depreciation)	11,429,066	22,065,502	32,400,369

	Growth	Small
	Index Fund	Cap Fund
Tax cost of portfolio investments	$103,136,792	$56,929,458

Gross unrealized appreciation	57,218,765	12,947,636
Gross unrealized depreciation	(597,859)	(2,345,784)

Net unrealized appreciation (depreciation)	56,620,906	10,601,852

	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Tax cost of portfolio investments	$17,131,148	$46,598,840	$37,931,901

Gross unrealized appreciation	1,656,027	9,649,914	10,734,570
Gross unrealized depreciation	—	—	—

Net unrealized appreciation (depreciation)	1,656,027	9,649,914	10,734,570

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2014 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
November 21, 2014

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 21, 2014